Share Capital (Details) $ / shares in Units, $ in Thousands	1 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Nov. 30, 2023 USD ($) shares	Nov. 30, 2023 CAD ($) shares	Aug. 16, 2021 USD ($)	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Share Capital (Details) [Line Items]
Weighted average contractual life, term						1 year 7 months 6 days	1 year 4 months 24 days
Cash consideration					$ 1,783
Issuance of warrants granted (in Shares) | shares					25,000
Strike price per share (in Dollars per share) | $ / shares					$ 3.47
Contractual life, term					2 years
Other transaction fees						$ 79
Common shares proceeds (in Dollars)			$ 60,000			109,074	$ 54,086
Warrants outstandings (in Shares) | shares		44,444,000	44,444,000
Common shares proceeds		$ 22,222,000
Conversion of debt	$ 6,963,000					$ 6,963,000
Common shares (in Shares) | shares	2,307,000					2,307,000
Issuance of common shares (in Shares) | shares	9,270,000
Proceeds from common shares	$ 10,984
Net financial expenses (income)	$ 14,473
At-The-Market Equity Program [Member]
Share Capital (Details) [Line Items]
Receiving aggregate proceeds				$ 500,000
Common stock, shares issued (in Shares) | shares						52,121,000	29,324,000
Gross proceeds						$ 70,770	$ 55,960
Share price per share (in Dollars per share) | $ / shares						$ 1.36	$ 1.91
Net proceeds						$ 68,504	$ 54,086
Agent commission						2,187	1,791
Other transaction costs							83
Employee Stock Options [Member]
Share Capital (Details) [Line Items]
Gross proceeds						$ 1,999	$ 21
Employees exercised stock options (in Shares) | shares						3,047,000	70,000
Private Placements [Member]
Share Capital (Details) [Line Items]
Warrants outstanding (in Shares) | shares		43,799	43,799
Common Shares [Member]
Share Capital (Details) [Line Items]
Common stock, shares issued (in Shares) | shares	334,153,000					334,153,000	224,200,000
Common stock, shares outstanding (in Shares) | shares	334,153,000					334,153,000	224,200,000